Stock-based Compensation (Details) - Schedule of Stock Option Activity - $ / shares		9 Months Ended
	May 31, 2023	Feb. 29, 2024
Schedule of Stock Option Activity [Abstract]
Number of Shares, beginning	585,230	585,230
Weighted Average Exercise Price, beginning	$ 0.76	$ 0.76
Weighted Average Remaining Contractual Life (years), beginning	7 years 2 months 12 days	6 years 4 months 24 days
Number of Shares, Exercisable		195,077
Weighted Average Exercise Price, Exercisable		$ 0.76
Weighted Average Remaining Contractual Life (years), Exercisable		17 years
Number of Shares, Exercised
Weighted Average Exercise Price, Exercised
Weighted Average Remaining Contractual Life (years), Exercised
Number of Shares, Expired
Weighted Average Exercise Price, Expired
Weighted Average Remaining Contractual Life (years), Expired